Annual Operating Expenses - FidelitySustainableTargetDateFunds-ComboClassKPro - FidelitySustainableTargetDateFunds-ComboClassKPro - Fidelity Sustainable Target Date 2025 Fund - Fidelity Sustainable Target Date 2025 Fund - Class K
	May 30, 2024
Operating Expenses:
Management fee	0.35%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.35%	[1]

[1]	AAdjusted to reflect current fees.